Jensen Quality Value Fund
Schedule of Investments
February 28, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.22%
Air Freight & Logistics - 2.81%
Expeditors International of Washington, Inc.	57,080	$5,899,789

Auto Components - 2.50%
Gentex Corp.	173,720	5,258,504

Building Products - 1.88%
Lennox International, Inc.	14,810	3,953,233

Capital Markets - 3.45%
FactSet Research Systems, Inc.	17,850	7,248,707

Chemicals - 3.68%
Scotts Miracle-Gro Co.	55,260	7,739,716

Commercial Services & Supplies - 5.37%
Copart, Inc. (a)	62,220	7,645,594
Herman Miller, Inc.	93,480	3,634,502
		11,280,096
Communications Equipment - 2.89%
F5 Networks, Inc. (a)	30,240	6,073,704

Containers & Packaging - 4.46%
Crown Holdings, Inc.	76,360	9,367,081

Distributors - 4.46%
Genuine Parts Co.	61,660	7,532,385
Pool Corp.	4,020	1,843,492
		9,375,877
Electronic Equipment, Instruments & Components - 1.84%
Amphenol Corp. - Class A	50,980	3,874,990

Food & Staples Retailing - 3.67%
Kroger Co.	164,990	7,721,532

Food Products - 5.40%
Campbell Soup Co.	67,350	3,028,730
General Mills, Inc.	71,680	4,833,381
Kellogg Co.	54,540	3,487,288
		11,349,399
Health Care Equipment & Supplies - 1.72%
ResMed, Inc.	14,620	3,607,485

Health Care Providers & Services - 7.60%
Encompass Health Corp.	116,910	7,718,398
Laboratory Corporation of America Holdings (a)	30,450	8,259,867
		15,978,265
Household Products - 3.85%
Church & Dwight Co, Inc.	82,630	8,085,346

IT Services - 5.89%
Broadridge Financial Solutions, Inc.	36,689	5,364,298
MAXIMUS, Inc.	49,820	3,928,805
Paychex, Inc.	25,900	3,083,654
		12,376,757

Leisure Products - 3.94%
Hasbro, Inc.	85,400	8,288,070

Machinery - 1.05%
Donaldson Co, Inc.	40,640	2,205,533

Professional Services - 6.70%
Equifax, Inc.	37,390	8,163,732
Verisk Analytics, Inc.	33,530	5,946,210
		14,109,942
Real Estate Management & Development - 1.48%
CBRE Group, Inc. - Class A (a)	32,080	3,106,948

Road & Rail - 2.45%
Landstar System, Inc.	33,360	5,151,118

Semiconductors & Semiconductor Equipment - 3.54%
Microchip Technology, Inc.	105,730	7,435,991

Software - 4.41%
Cadence Design Systems, Inc. (a)	32,100	4,860,903
Manhattan Associates, Inc. (a)	32,970	4,407,430
		9,268,333
Specialty Retail - 5.17%
Best Buy Company, Inc.	80,970	7,824,941
Tractor Supply Co.	14,880	3,032,395
		10,857,336
Textiles, Apparel & Luxury Goods - 5.21%
Carter's, Inc.	36,080	3,488,214
Levi Strauss & Co. - Class A	329,260	7,457,740
		10,945,954
Trading Companies & Distributors - 1.80%
United Rentals, Inc. (a)	11,740	3,775,819
TOTAL COMMON STOCKS (Cost $184,775,715)		204,335,525

SHORT-TERM INVESTMENTS - 2.33%
First American Treasury Obligations Fund - Class X, 0.013% (b)	4,897,574	4,897,574
TOTAL SHORT-TERM INVESTMENTS (Cost $4,897,574)		4,897,574

Total Investments (Cost $189,673,289) - 99.55%		209,233,099
Other Assets in Excess of Liabilities - 0.45%		950,921
TOTAL NET ASSETS - 100.00%		$210,184,020

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Seven day yield as of February 28, 2022.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these schedule of investments.

Summary of Fair Value Exposure at February 28, 2022

The Fund follows the FASB ASC Topic 820 hierarchy, under which various inputs are used in determining the value of the Fund’s investments.
The basis of the hierarchy is dependent upon various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.
Level 2 – Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for the asset or liability.
Level 3 – Significant unobservable prices or inputs (includes the Board of Trustees and Valuation Committee’s own assumption in determining the fair value of investments).

The following is a summary of the inputs used, as of February 28, 2022, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Common Stocks*	$204,335,525	$-	$-	$204,335,525
Short-Term Investments	$4,897,574	-	-	4,897,574
Total Investments in Securities	$209,233,099	$-	$-	$209,233,099

* For further breakdown of common stocks by industry type, please refer to the Schedule of Investments.

For the period ended February 28, 2022 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value.
Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.